UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
 (Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partner, Inc
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2008 (Unaudited)
Summit Nasdaq-100 Index Fund

		Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 14.1%
Amazon.Com, Inc. (a)		3,444	$252,549
Apollo Group, Inc. - Class A (a)		2,172	96,133
Bed Bath & Beyond, Inc. (a) (d)		4,382	123,134
Comcast Corp. - Class A		17,888	339,335
The DIRECTV Group, Inc. (a) (d)		10,372	268,739
Discovery Holding Co. (a)		3,078	67,593
Dish Network Corp. (a)		2,793	81,779
eBay, Inc. (a)		12,324	336,815
Expedia, Inc. (a)		3,598	66,131
Focus Media Holding Ltd. - ADR (a) (d)		1,375	38,115
Garmin Ltd. (d)		2,589	110,913
IAC InterActive Corp. (a)		3,794	73,148
Lamar Advertising Co. - Class A (a) (d)		970	34,949
Liberty Global, Inc. (a) (d)		2,163	67,983
Liberty Media Corp. - Interactive (a)		7,021	103,630
PetSmart, Inc. (d)		1,643	32,778
Sears Holdings Corporation (a) (d)		1,723	126,916
Sirius Satellite Radio, Inc. (a) (d)		20,575	39,504
Staples, Inc.		5,860	139,175
Starbucks Corp. (a)		12,548	197,505
Virgin Media, Inc. (d)		4,597	62,565
Wynn Resorts Ltd. (d)		1,577	128,289
			2,787,678
Consumer Staples - 1.4%
Costco Wholesale Corp.		2,849	199,829
Hansen Natural Corp. (a) (d)		1,176	33,892
Whole Foods Market, Inc. (d)		1,760	41,695
			275,416
Health Care - 14.4%
Amgen, Inc. (a)		6,309	297,532
Amylin Pharmaceuticals, Inc. (a) (d)		1,674	42,503
Biogen Idec, Inc. (a)		4,029	225,181
Celgene Corp. (a)		5,365	342,663
Cephalon, Inc. (a) (d)		836	55,753
Dentsply International, Inc.		1,873	68,926
Express Scripts, Inc. (a)		2,808	176,118
Genzyme Corp. (a)		4,177	300,827
Gilead Sciences, Inc. (a)		11,373	602,200
Henry Schein, Inc. (a) (d)		1,138	58,687
Hologic, Inc. (a) (d)		3,412	74,382
Intuitive Surgical, Inc. (a)		489	131,737
Patterson Companies, Inc. (a) (d)		1,601	47,053
Teva Pharmaceutical Industries Ltd. - ADR (d)		7,731	354,080
Vertex Pharmaceuticals, Inc. (a)		1,882	62,990
			2,840,632
Industrials - 5.0%
C.H. Robinson Worldwide, Inc.		2,160	118,454
Cintas Corp. (d)		2,371	62,855
Expeditors International Washington, Inc.		2,695	115,885
Fastenal Co. (d)		1,847	79,717
Foster Wheeler Ltd. (a)		1,923	140,668
Joy Global, Inc.		1,357	102,901
Monster Worldwide, Inc. (a)		1,682	34,666
Paccar, Inc. (d)		5,108	213,668
Ryanair Holdings PLC - ADR (a) (d)		1,486	42,604
Stericycle, Inc. (a)		1,176	60,799
UAL Corp. (d)		1,402	7,318
			979,535
Information Technology - 62.4%
Activision, Inc. (a)		3,353	114,237
Adobe Systems, Inc. (a)		6,719	264,661
Akamai Technologies, Inc. (a) (d)		2,050	71,319
Altera Corp.		5,565	115,196
Apple, Inc. (a)		15,444	2,585,943
Applied Materials, Inc.		8,712	166,312
Autodesk, Inc. (a)		3,099	104,777
Baidu.com - ADR (a) (d)		339	106,093
Broadcom Corp. - Class A (a)		5,323	145,265
CA, Inc.		6,137	141,703
Cadence Design Systems, Inc. (a)		3,627	36,633
Check Point Software Technologies (a)		2,831	67,010
Cisco Systems, Inc. (a)		26,502	616,437
Citrix Systems, Inc. (a)		2,740	80,583
Cognizant Technology Solutions Corp. - Class A (a)		3,498	113,720
Dell, Inc. (a)		9,346	204,490
Electronic Arts, Inc. (a)		3,974	176,565
Fiserv, Inc. (a)		2,651	120,276
Flextronics International Ltd. (a)		11,623	109,256
Google, Inc. - Class A (a)		1,822	959,137
Infosys Technologies Ltd. - ADR (d)		1,430	62,148
Intel Corp.		25,223	541,790
Intuit, Inc. (a)		5,284	145,680
Juniper Networks, Inc. (a)		4,416	97,947
KLA-Tencor Corp. (d)		2,648	107,800
Lam Research Corp. (a) (d)		1,655	59,828
Linear Technology Corp. (d)		3,675	119,695
Logitech International S.A. (a) (d)		2,281	61,131
Marvell Technology Group Ltd. (a)		7,290	128,741
Microchip Technology, Inc. (d)		2,021	61,721
Microsoft Corp.		40,258	1,107,498
Netapp, Inc. (a) (d)		4,634	100,372
Nvidia Corp. (a)		7,023	131,471
Oracle Corp. (a)		26,654	559,734
Paychex, Inc.		4,292	134,254
Qualcomm, Inc.		24,519	1,087,908
Research In Motion Ltd. (a)		7,082	827,886
SanDisk Corp. (a) (d)		2,707	50,621
Sun Microsystems, Inc. (a)		4,434	48,242
Symantec Corp. (a)		11,016	213,160
VeriSign, Inc. (a) (d)		2,386	90,191
Xilinx, Inc. (d)		4,901	123,750
Yahoo!, Inc. (a)		8,000	165,280
			12,326,461
Materials - 0.9%
Sigma-Aldrich Corp.		1,608	86,607
Steel Dynamics, Inc.		2,420	94,549
			181,156
Telecommunication Services - 1.7%
Leap Wireless International, Inc. (a) (d)		874	37,731
Level 3 Communications, Inc. (a) (d)		19,271	56,849
Millicom International Cellular S.A.		1,353	140,036
NII Holdings, Inc. (a) (d)		2,056	97,639
			332,255
TOTAL COMMON STOCKS (Cost $14,092,568)			19,723,133

		Principal
		Amount	Value
SHORT TERM INVESTMENTS (e) - 0.4%
U.S. Treasury Bills - 0.4%
1.799%, 07/31/2008		$50,000	$49,930
1.381%, 07/31/2008		25,000	24,965
TOTAL SHORT TERM INVESTMENTS (Cost $74,895)			74,895
Total Investments (Cost $14,167,463) (b) - 100.3%			19,798,028
Northern Institutional Liquid Assets Portfolio (c) - 15.4%			3,049,415
Liabilities in Excess of Other Assets - (15.7)%			(3,108,086)
TOTAL NET ASSETS - 100.0%			$19,739,357

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $14,533,948 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $6,573,138, and ($1,309,058), respectively, with a net appreciation / (depreciation) of $5,264,080.
(c)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,220,430, $3,049,415, and $270,835, respectively.
(d)	All or a portion of the security is out on loan.
(e)	Securities and other assets with an aggregate value of $36,920 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2008:

			Unrealized
			Appreciation/
Type		Contracts	(Depreciation)
Nasdaq 100 E-Mini (09/08)		1	($1,021)

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2008 (Unaudited)
Summit Everest Fund

		Shares	Value
COMMON STOCKS - 96.6%
Consumer Discretionary - 9.0%
CBS Corporation - Class B		53,974	$1,051,953
Comcast Corp. - Class A		65,600	1,244,432
Gannett Co, Inc.		38,800	840,796
Honda Motor Co. Ltd. - ADR		49,000	1,667,470
News Corp. - Class B		59,700	916,395
Sony Corp. - ADR		27,700	1,211,598
Time Warner, Inc.		121,100	1,792,280
			8,724,924
Consumer Staples - 10.0%
Altria Group, Inc.		25,000	514,000
CVS Caremark Corp.		34,600	1,369,122
Kraft Foods, Inc. - Class A		68,901	1,960,234
Philip Morris International, Inc. (a)		41,000	2,024,990
Unilever NV - ADR		51,200	1,454,080
Wal-Mart Stores, Inc.		41,600	2,337,920
			9,660,346
Energy - 16.3%
Anadarko Petroleum Corp.		14,600	1,092,664
BP PLC - ADR		29,900	2,080,143
Chevron Corp.		23,606	2,340,063
ConocoPhillips		22,554	2,128,872
Devon Energy Corp.		17,700	2,126,832
Marathon Oil Corp.		37,800	1,960,686
Royal Dutch Shell PLC - ADR		24,700	2,018,237
Spectra Energy Corp.		70,424	2,023,986
			15,771,483
Financials - 18.7%
AllianceBernstein Holding LP		27,500	1,503,700
The Allstate Corp.		39,700	1,809,923
American Express Co.		33,600	1,265,712
Bank of America Corp.		48,292	1,152,730
The Bank Of New York Mellon Corp		17,734	670,877
Capital One Financial Corp.		15,100	573,951
Citigroup, Inc.		97,400	1,632,424
Discover Financial Services		41,700	549,189
Genworth Financial, Inc. - Class A		65,200	1,161,212
Hartford Financial Services Group, Inc.		21,000	1,355,970
JPMorgan Chase & Co.		33,464	1,148,150
Legg Mason, Inc.		33,300	1,450,881
MetLife, Inc.		26,600	1,403,682
Morgan Stanley		27,100	977,497
The Travelers Companies, Inc.		31,800	1,380,120
			18,036,018
Health Care - 9.0%
Covidien Ltd.		32,825	1,571,989
GlaxoSmithKline PLC - ADR		38,500	1,702,470
Johnson & Johnson		21,300	1,370,442
Pfizer, Inc.		98,800	1,726,036
Wellpoint, Inc. (a)		48,600	2,316,276
			8,687,213
Industrials - 10.6%
3M Co.		31,400	2,185,126
Boeing Co.		19,000	1,248,680
Caterpillar, Inc.		28,900	2,133,398
General Electric Co.		85,900	2,292,671
Ingersoll-Rand Co. Ltd. - Class A		25,500	954,465
Tyco International Ltd.		36,025	1,442,441
			10,256,781
Materials - 3.8%
The Dow Chemical Co.		56,700	1,979,397
Newmont Mining Corp.		32,000	1,669,120
			3,648,517
Technology - 10.1%
Cisco Systems, Inc. (a)		94,200	2,191,092
International Business Machines Corp.		18,700	2,216,511
Microsoft Corp.		69,400	1,909,194
Motorola, Inc.		169,700	1,245,598
Nokia OYJ - ADR		33,000	808,500
Tyco Electronics Ltd.		40,225	1,440,860
			9,811,755

Utilities - 9.1%
AT&T, Inc.		48,300	1,627,227
Citizens Communications Co.		96,100	1,089,774
Duke Energy Corporation		113,448	1,971,726
Fairpoint Communications, Inc.		292	2,105
Southern Co.		57,800	2,018,376
Sprint Nextel Corp.		126,200	1,198,900
Verizon Communications, Inc.		25,400	899,160
			8,807,268
TOTAL COMMON STOCKS (Cost $101,243,127)			93,406,410

SHORT TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
Northern U.S. Government Select Money Market Fund		3,128,687	3,128,687

TOTAL SHORT TERM INVESTMENTS (Cost $3,128,687)			3,128,687
Total Investments (Cost $104,371,814) (b) - 99.8%			96,532,992
Other Assets in Excess of Liabilities - 0.2%			199,181
TOTAL NET ASSETS - 100.0%			$96,732,173

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $104,458,525 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $10,040,474 and ($17,966,007), respectively, with a net appreciation / (depreciation) of ($7,925,533).

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2008 (Unaudited)
Summit Bond Fund
	Shares	Value
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (g) (i)	4,803	$48
Intermet Corp. (a) (b) (g) (i)	4,772	4,772
		4,820
TOTAL COMMON STOCKS (Cost $184,387)		4,820

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc. - 12.0% Payment-in-Kind Dividend (b) (g) (i)	2	1,738

TOTAL PREFERRED STOCKS (Cost $17,041)		1,738
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 6.2%
America West Airlines, Inc. - AMBAC Insured
7.100%, 10/02/2022	$575,694	$512,368
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	400,000	314,095
Bank of America CMBS 2008-1
Series 2008-1, 6.121%, 08/10/2014	1,570,000	1,494,260
Bank of America Credit Card
Series 2008-7A, 3.149%, 12/15/2014	1,350,000	1,341,984
Centex Home Equity
Series 2001-B, 7.860%, 07/25/2032	120,536	86,232
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF2, 7.795%, 07/25/2033	98,401	37,389
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	109,297	603
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	174,067	127,351
SLM Student Loan Trust
3.223%, 10/25/2014	1,350,000	1,350,422
TOTAL ASSET BACKED SECURITIES (Cost $5,761,229)		5,264,704

CORPORATE BONDS - 44.6%
Consumer Discretionary - 4.9%
Best Buy, Inc.
6.750%, 07/15/2013 (b)	500,000	506,546
Echostar DBS Corporation
6.630%, 10/01/2014	188,000	173,900
Expedia, Inc.
8.500%, 07/01/2016 (b) (e)	188,000	183,770
Idearc, Inc.
8.000%, 11/15/2016	150,000	94,312
ION Media Networks, Inc.
11.000%, 07/31/2013 (g)	325,940	91,263
MDC Holdings, Inc.
5.500%, 05/15/2013 (e)	350,000	337,116
R.H. Donnelley Corp.
6.875%, 01/15/2013 (e)	375,000	223,125
TCI Communications, Inc.
8.750%, 08/01/2015	770,000	870,390
Thomson Reuters Corp.
5.950%, 07/15/2013	900,000	903,618
Time Warner Cable, Inc.
6.750%, 07/01/2018	770,000	775,106
		4,159,146
Consumer Staples - 1.5%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	375,000	352,500
Del Monte Corp.
6.750%, 02/15/2015 (e)	188,000	179,070
Tesco Plc
5.500%, 11/15/2017 (b)	770,000	749,203
		1,280,773
Energy - 6.7%
Chesapeake Energy Corp.
6.625%, 01/15/2016 (e)	375,000	360,000
Complete Production Services
8.000%, 12/15/2016	375,000	374,531
Encore Acquisition Co.
7.250%, 12/01/2017 (e)	125,000	121,875
Energy Future Holdings Corp.
1.875%, 11/01/2017 (b) (e)	375,000	378,750
Newfield Explore Co.
6.625%, 09/01/2014 (e)	375,000	352,500
Nexen, Inc.
5.875%, 03/10/2035	100,000	89,309
Peabody Energy Corp.
7.375%, 11/01/2016 (e)	375,000	374,062
Petro-CDA
6.050%, 05/15/2018	500,000	492,745
Petroplus Finance Ltd.
7.000%, 05/01/2017 (b) (e)	300,000	264,750
Pioneer Natural Resources Co.
6.650%, 03/15/2017 (e)	375,000	351,932
Plains All American Pipeline LP
4.750%, 08/15/2009 (e)	750,000	748,314
Range Resources Corp.
7.375%, 07/15/2013 (e)	90,000	89,775
7.500%, 05/15/2016	125,000	124,531
Rio Tinto Financial USA Ltd.
5.875%, 07/15/2013 (e)	750,000	754,158
Suncor Energy, Inc.
6.100%, 06/01/2018	770,000	772,332
		5,649,564
Financials - 12.6%
AXA SA
4.324%, 02/06/2049 (c) (g) (i)	1,050,000	672,000
Bank of America Corp.
5.750%, 12/01/2017	500,000	469,558
Bank of New York Mellon
4.950%, 11/01/2012	575,000	573,328
Citigroup, Inc.
5.500%, 04/11/2013	440,000	429,430
Conocophillips Australia Funding Co.
5.500%, 04/15/2013	770,000	793,064
CS First Boston
5.000%, 05/15/2013	400,000	389,266
Deutsche Bank AG
4.875%, 05/20/2013	500,000	491,854
Directv Holdings, LLC
6.375%, 06/15/2015 (e)	188,000	176,250
7.625%, 05/15/2016 (b)	188,000	185,180
Harley Davidson Funding Corp.
6.800%, 06/15/2018 (b)	700,000	691,624
Health Care REIT, Inc.
8.000%, 09/12/2012 (e)	750,000	755,665
JPMorgan Chase & Co.
4.750%, 05/01/2013	770,000	748,333
Lincoln National Corp.
6.050%, 04/20/2067 (c)	760,000	640,808
Metropolitan Life Global Funding
5.125%, 04/10/2013 (b)	500,000	492,344
Prime Property Funding, Inc.
5.500%, 01/15/2014 (b)	500,000	464,473
Vale Overseas Ltd.
6.250%, 01/23/2017	750,000	725,982
Ventas Realty LP
7.125%, 06/01/2015 (e)	113,000	110,316
Wells Fargo & Co.
4.375%, 01/31/2013	770,000	745,596
WMC Finance USA Ltd.
5.125%, 05/15/2013	750,000	750,560
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	350,000	330,083
		10,635,714
Health Care - 2.9%
Abbott Laboratories
5.600%, 11/30/2017	770,000	776,679
Bristol Myers Squibb Co.
5.450%, 05/01/2018 (e)	500,000	493,234
Community Health Systems, Inc.
8.875%, 07/15/2015 (e)	187,000	188,169
DaVita, Inc.
7.250%, 03/15/2015 (e)	94,000	91,415
HCA, Inc.
9.250%, 11/15/2016	375,000	386,250
Unitedhealth Group, Inc.
6.000%, 11/15/2017	500,000	483,977
		2,419,724
Industrials - 4.5%
American Railcar Industries, Inc.
7.500%, 03/01/2014	75,000	69,750
Ametek, Inc.
7.200%, 07/15/2008	750,000	750,598
Aramark Corp.
8.500%, 02/01/2015 (e)	300,000	294,000
DRS Technologies, Inc.
7.625%, 02/01/2018 (e)	93,000	98,347
Hertz Corp.
8.875%, 01/01/2014 (e)	200,000	183,000
Honeywell International, Inc.
5.300%, 03/01/2018	770,000	758,515
Kansas City Southern De Mexico
7.375%, 06/01/2014	150,000	145,500
Joy Global, Inc.
6.000%, 11/15/2016	750,000	743,626
Raytheon Co.
5.500%, 11/15/2012	770,000	789,584
		3,832,920
Information Technology - 2.7%
Cisco Systems, Inc.
5.500%, 02/22/2016 (e)	770,000	776,858
Hewlett Packard Co.
5.500%, 03/01/2018 (e)	500,000	489,705
Iron Mountain, Inc.
7.750%, 01/15/2015	225,000	223,875
Oracle Corp.
5.750%, 04/15/2018	770,000	769,342
		2,259,780
Materials - 1.2%
Chemtura Corp.
6.875%, 06/01/2016	130,000	112,450
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	300,000	316,500
Smurfit-Stone Container Corporation
8.000%, 03/15/2017 (e)	300,000	240,000
Warnaco, Inc.
8.875%, 06/15/2013	300,000	312,000
		980,950
Telecommunication Services - 4.8%
America Movil SAB De CV
5.625%, 11/15/2017	770,000	741,581
AT&T, Inc.
5.500%, 02/01/2018	770,000	746,136
Citizens Communications Co.
6.250%, 01/15/2013 (e)	187,000	173,443
Intelsat Bermuda Ltd.
11.250%, 06/15/2016	300,000	303,750
iPCS, Inc.
7.481%, 05/01/2013 (c)	475,000	427,500
Lin Television Corp.
6.500%, 05/15/2013 (e)	375,000	343,125
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	375,000	356,250
Telecom Italia Capital
6.999%, 06/04/2018	770,000	776,559
Windstream Corp.
8.625%, 08/01/2016 (e)	150,000	149,625
		4,017,969
Utilities - 2.8%
Edison Mission Energy
7.500%, 06/15/2013	375,000	372,187
Exelon Corp.
6.750%, 05/01/2011	770,000	791,043
FPL Group Capital, Inc.
5.350%, 06/15/2013	400,000	405,431
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	102,990	106,857
NRG Energy, Inc.
7.250%, 02/01/2014	162,000	154,710
NSTAR Electric Co.
5.625%, 11/15/2017 (e)	500,000	505,293
		2,335,521
TOTAL CORPORATE BONDS (Cost $39,041,380)		37,572,061

MORTGAGE BACKED SECURITIES - 37.6%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	478,401	296,147
Series 2003-8, 4.750%, 10/25/2018	517,719	309,037
Banc of America Funding Corp.
Series 2004-4, 4.686%, 10/25/2019	240,319	181,205
Series 2003-2, 6.386%, 06/25/2032	580,786	536,556
Banc of America Mortgage Securities
Series 2003-10, 5.000%, 01/25/2019	295,017	290,432
Series 2003-10, 5.000%, 01/25/2019 (b)	75,725	48,879
Series 2004-3, 4.875%, 04/25/2019	154,094	103,883
Series 2004-7, 4.797%, 08/25/2019	332,951	257,750
Series 2005-6, 5.000%, 07/25/2020	337,800	297,874
Series 2003-5, 7.500%, 02/25/2031	396,352	378,905
Series 2003-8, 5.500%, 11/25/2033	108,329	108,187
Series 2004-4, 5.423%, 05/25/2034	995,342	647,125
Series 2004-6, 5.500%, 07/25/2034	612,711	591,508
Cendant Mortgage Corporation
Series 2002-11P, 5.520%, 12/25/2032 (b)	75,155	53,813
Chase Mortgage Finance Corporation
Series 2002-S8, 5.466%, 08/25/2029 (b)	211,418	184,010
Citicorp Mortgage Securities, Inc.
Series 2003-10 A1, 4.500%, 11/25/2018	1,659,690	1,566,333
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, 5.690%, 08/25/2035	288,177	163,138
Countrywide Home Loans
Series 2003-58, 4.564%, 02/19/2034	1,059,570	913,015
Series 2006-6, 6.000%, 04/25/2036	976,785	438,154
Series 2007-5, 5.750%, 05/25/2037	1,286,711	967,323
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.751%, 05/25/2036	710,263	324,564
Series 2007-7, 6.083%, 03/25/2038	2,795,963	1,493,660
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	341,820	347,474
Pool #254273, 5.000%, 03/01/2009	259,110	261,489
Pool #254340, 5.500%, 05/01/2012	191,113	193,900
Pool #545015, 6.000%, 06/01/2016	307,445	316,323
Pool #727360, 5.500%, 08/01/2018	1,868,499	1,895,924
Pool #481582, 6.500%, 02/01/2029	127,350	132,521
First Horizon Alternative Mortgage Securities
Series 2005-FA11, 5.730%, 02/25/2036	440,269	143,982
Freddie Mac
Series 2931, 5.000%, 11/15/2028	1,810,746	1,835,341
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.000%, 11/01/2010	582,571	595,373
Pool #E9-1818, 5.000%, 10/01/2017	2,108,183	2,103,923
Pool #E9-6460, 5.000%, 05/01/2018	295,050	294,362
Pool #E9-9160, 4.500%, 09/01/2018	1,987,821	1,943,343
Pool #C7-6658, 5.000%, 02/01/2033	292,070	281,670
Pool #G0-1740, 5.500%, 12/01/2034	3,457,816	3,419,456
Pool #44-6760 6.500%, 10/15/2028	169,509	176,215
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (b)	215,914	159,136
Series 2004-J1, 5.250%, 04/25/2034	250,080	248,166
Lehman Mortgage Trust
Series 2005-2, 5.573%, 12/25/2035	1,081,238	240,896
MASTR Alternative Loans Trust
Series B-3, 6.083%, 03/25/2033	660,683	403,852
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	143,820	142,013
MASTR Seasoned Securities Trust
Series 2004-1, 6.236%, 08/25/2017	375,484	366,359
Series 2004-1, 6.500%, 08/25/2032	716,335	545,260
Morgan Stanley Capital I
Series 2007-IQ14, 5.692%, 04/15/2049	1,000,000	942,994
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	454,630	285,389
Residential Accredit Loans, Inc.
Series 2004-QS16, 5.000%, 12/25/2019	430,792	245,711
Series 2002-QS16, 5.750%, 10/25/2017	444,464	296,483
Series 2006-QS2, 5.500%, 02/25/2021	467,991	173,553
Series 2006-QS6, 6.000%, 06/25/2021	387,553	92,933
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	187,865	128,795
Series 2003-A12 Class B3, 5.000%, 11/25/2018	250,010	151,023
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	266,333	185,928
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.115%, 09/25/2033	378,395	321,947
Structured Asset Securities Corp.
Series 2003-20, 5.393%, 07/25/2033	645,317	470,385
WaMu Mortgage Pass-Through Certificates
Series 2005-AR7, 4.917%, 08/25/2035	238,242	235,799
Washington Mutual Mortgage Pass-Through Certificates
Series 2002-MS11, 5.250%, 12/25/2017	959,166	934,208
Series 2003-MS6, 5.966%, 03/25/2033	626,221	548,337
Wells Fargo Mortgage Backed Securities Trust
Series 2005-4, 5.500%, 04/25/2035	860,876	477,330
TOTAL MORTGAGE BACKED SECURITIES (Cost $37,296,905)		31,689,291

U.S. TREASURY OBLIGATIONS - 10.0%
U.S. Treasury Bonds - 0.8%
4.500%, 02/15/2036 (e)	650,000	645,379
U.S. Treasury Notes - 9.2%
4.500%, 11/15/2010 (e)	460,000	478,867
5.125%, 06/30/2011 (e)	675,000	717,398
5.000%, 08/15/2011 (e)	1,000,000	1,061,797
4.750%, 01/31/2012 (e)	1,400,000	1,477,328
4.125%, 08/31/2012 (e)	1,500,000	1,552,617
4.250%, 11/15/2014 (e)	1,565,000	1,633,957
3.500%, 05/31/2013 (e)	485,000	488,600
3.500%, 02/15/2018 (e)	340,000	327,277
		7,737,841
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,247,503)		8,383,220
SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares	Value
Northern U.S. Government Select Money Market Fund	572,918	$572,918
TOTAL SHORT TERM INVESTMENTS (Cost $572,917)		572,918
Total Investments (Cost $91,121,362) (d) - 99.1%		83,488,752
Northern Institutional Liquid Assets Portfolio (f) - 16.5%		13,900,749
Liabilities in Excess of Other Assets - (15.6)%		(13,113,520)
TOTAL NET ASSETS - 100.0%		$84,275,981

(a) Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $91,203,656 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $332,954 and ($8,047,858), respectively, with a net appreciation / (depreciation)
of ($7,714,904).
(e) All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $13,850,465, $13,900,749, and $500,455, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $769,821 or 0.9% of total net assets.
(h) Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2008 (Unaudited)
Summit Short-term Government Fund
	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 61.8%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	$86,197	$86,515
Pool #254187, 5.000%, 01/01/2009	147,528	148,072
Pool #254227, 5.000%, 02/01/2009	55,274	55,332
Pool #254340, 5.500%, 05/01/2012	138,026	140,039
Series 2003-122, 4.000%, 05/25/2016	237,719	237,684
Series 2003-106, 4.500%, 08/25/2018	2,000,000	2,008,249
Series 2007-74, 6.000%, 02/25/2021	1,332,606	1,347,483
Pool #546478, 7.000%, 12/01/2029	584,719	620,676
Pool #576455, 5.373%, 03/01/2031	135,596	137,800
Series 2005-105, 5.500%, 11/25/2031	1,158,048	1,180,340
Pool #653686, 6.852%, 08/01/2032	180,437	182,695
Freddie Mac
Series 2639, 4.000%, 10/15/2016	1,028,434	1,020,071
Series 2716, 4.500%, 01/15/2020	2,162,355	2,165,518
Series 2557, 4.500%, 01/15/2026	111,464	111,776
Series 3192, 6.000%, 03/15/2027	887,506	907,201
Series 3255, 5.500%, 06/15/2027	2,221,658	2,267,554
Series 2931, 5.000%, 11/15/2028	1,327,880	1,345,917
Series 2550, 3.168%, 11/15/2032	565,628	561,607
Series 2877, 3.218%, 10/15/2034	559,736	548,389
Series 2950, 3.118%, 03/15/2035	1,245,221	1,221,435
Series 3003, 3.068%, 07/15/2035	1,851,941	1,805,443
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	275,380	274,738
TOTAL MORTGAGE BACKED SECURITIES (Cost $18,395,250)		18,374,534
U.S. TREASURY OBLIGATIONS - 32.4%
U.S. Treasury Notes - 32.4%
3.000%, 02/15/2009	2,000,000	2,009,844
4.875%, 08/15/2009 (c)	2,000,000	2,053,438
3.875%, 09/15/2010 (c)	2,000,000	2,051,876
4.625%, 10/31/2011 (c)	1,000,000	1,049,609
2.875%, 01/31/2013 (c)	2,500,000	2,457,228
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,511,148)		9,621,995
SHORT TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%	Shares	Values
Northern Institutional Government Select Portfolio	1,590,581	$1,590,581
TOTAL SHORT TERM INVESTMENTS (Cost $1,590,581)		1,590,581
Total Investments (Cost $29,496,979) (a) - 99.5%		29,587,110
Northern Institutional Liquid Assets Portfolio (b) - 25.2%		7,486,334
Liabilities in Excess of Other Assets - (24.7)%		(7,340,492)
TOTAL NET ASSETS - 100.0%		$29,732,952

(a)	For federal income tax purposes, cost is $29,496,979 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $298,101 and $(207,970) respectively, with a net appreciation/
(depreciation) of $90,131.
(b)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $7,612,151, $7,486,334, and $391,505, respectively.
(c)	All or a portion of the security is out on loan.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2008 (Unaudited)
Summit High Yield Bond Fund
	Shares	Value
COMMON STOCKS - 0.6%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (f) (h)	9,462	$95
Intermet Corp. (a) (f) (h)	6,346	6,346
		6,441
Materials - 0.4%
Simonds Industries, Inc. (a) (f) (h)	2,746	87,899
Telecommunication Services - 0.2%
Qwest Communications International (a)	10,000	39,300
TOTAL COMMON STOCKS (Cost $1,366,778)		133,640

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc. - 12.0% Payment-in-Kind Dividend (a) (b) (f) (h)	3	2,634
TOTAL PREFERRED STOCKS (Cost $18,927)		2,634

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.0%
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (f) (g) (h)	$109,297	$603
TOTAL ASSET BACKED SECURITIES (Cost $94,360)		603

CORPORATE BONDS - 93.9%
Consumer Discretionary - 15.5%
American Greetings Corp.
7.375%, 06/01/2016	40,000	39,000
CSC Holdings, Inc.
8.125%, 07/15/2009	600,000	604,500
Echostar DBS Corporation
6.630%, 10/01/2014	250,000	231,250
Expedia, Inc.
8.500%, 07/01/2016 (b) (i)	250,000	244,375
General Motors Corp.
7.700%, 04/15/2016	250,000	151,875
Hanesbrands, Inc.
6.508%, 12/15/2014 (c) (i)	500,000	465,000
Idearc, Inc.
8.000%, 11/15/2016	300,000	188,625
ION Media Networks, Inc.
11.000%, 07/31/2013 (f)	493,849	138,278
Jarden Corp.
7.500%, 05/01/2017 (i)	250,000	217,500
MGM Mirage, Inc.
6.750%, 09/01/2012 (i)	500,000	448,750
R.H. Donnelley Corp.
6.875%, 01/15/2013 (i)	500,000	297,500
Station Casinos, Inc.
6.000%, 04/01/2012 (i)	500,000	397,500
		3,424,153
Consumer Staples - 3.2%
Constellation Brands, Inc.
7.250%, 09/01/2016 (i)	500,000	470,000
Del Monte Corp.
6.750%, 02/15/2015 (i)	250,000	238,125
		708,125
Energy - 19.9%
Chesapeake Energy Corp.
6.625%, 01/15/2016 (i)	500,000	480,000
Complete Production Services
8.000%, 12/15/2016 (i)	500,000	499,375
Encore Acquisition Co.
7.250%, 12/01/2017 (i)	300,000	292,500
Energy Future Holdings Corp.
1.875%, 11/01/2017 (b) (i)	500,000	505,000
Newfield Exploration Co.
6.625%, 09/01/2014	500,000	470,000
Peabody Energy Corp.
7.375%, 11/01/2016 (i)	500,000	498,750
Petroplus Finance Ltd.
7.000%, 05/01/2017 (b) (i)	600,000	529,500
Pioneer Natural Resources Co.
6.650%, 03/15/2017	500,000	469,242
Range Resources Corp.
7.375%, 07/15/2013 (i)	178,000	177,555
7.500%, 05/15/2016	250,000	249,063
7.250%, 05/01/2018	250,000	248,125
		4,419,110
Financials - 6.9%
Directv Holdings LLC
6.375%, 06/15/2015 (i)	250,000	234,375
7.625%, 05/15/2016 (b) (i)	250,000	246,250
Ford Motor Credit Co. LLC
5.800%, 01/12/2009	375,000	358,071
Nexstar Finance Holdings, Inc.
11.375%, 04/01/2013 (c)	319,590	306,807
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (i)	250,000	230,000
Ventas Realty LP
7.125%, 06/01/2015 (i)	150,000	146,438
		1,521,941
Health Care - 5.1%
Bausch & Lomb, Inc.
9.875%, 11/01/2015 (b)	250,000	251,250
Community Health Systems, Inc.
8.875%, 07/15/2015 (i)	250,000	251,562
DaVita, Inc.
7.250%, 03/15/2015 (i)	125,000	121,563
HCA, Inc.
9.250%, 11/15/2016	500,000	515,000
		1,139,375
Industrials - 7.2%
American Railcar Industries, Inc.
7.500%, 03/01/2014	150,000	139,500
Aramark Corp.
8.500%, 02/01/2015	600,000	588,000
DRS Technologies, Inc.
7.625%, 02/01/2018	125,000	132,188
Harland Clarke Holdings Corp.
9.500%, 05/15/2015 (i)	250,000	205,000
Hertz Corp.
8.875%, 01/01/2014	250,000	228,750
Kansas City Southern De Mexico
7.375%, 06/01/2014	300,000	291,000
		1,584,438
Information Technology - 3.6%
Iron Mountain, Inc.
7.750%, 01/15/2015	300,000	298,500
Scientific Games International Inc.
7.875%, 06/15/2016 (b)	500,000	497,500
		796,000
Materials - 14.8%
Chemtura Corp.
6.875%, 06/01/2016	200,000	173,000
Ferro Corp.
9.125%, 01/01/2009	75,000	77,365
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	600,000	633,000
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b)	500,000	470,000
Huntsman LLC
11.625%, 10/15/2010 (i)	130,000	134,225
Momentive Performance Materials
9.750%, 12/01/2014 (c)	500,000	427,500
Rock-Tenn Co.
9.250%, 03/15/2016 (b) (i)	250,000	265,000
Smurfit-Stone Container Corporation
8.000%, 03/15/2017 (i)	600,000	480,000
Warnaco, Inc.
8.875%, 06/15/2013	600,000	624,000
		3,284,090
Telecommunication Services - 14.4%
Citizens Communications Co.
6.250%, 01/15/2013	250,000	231,875
Fairpoint Communications, Inc.
13.125%, 04/01/2018 (b)	500,000	490,000
Intelsat Bermuda Ltd.
11.250%, 06/15/2016	600,000	607,500
iPCS, Inc.
7.481%, 05/01/2013 (c)	600,000	540,000
Lamar Media Corp.
6.625%, 08/15/2015 (i)	100,000	91,000
Lin Television Corp.
6.500%, 05/15/2013 (i)	500,000	457,500
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (i)	500,000	475,000
Windstream Corp.
8.625%, 08/01/2016	300,000	299,250
		3,192,125
Utilities - 3.3%
Edison Mission Energy
7.500%, 06/15/2013	500,000	496,250
NRG Energy, Inc.
7.250%, 02/01/2014	250,000	238,750
		735,000
TOTAL CORPORATE BONDS (Cost $22,481,145)		20,804,357

	Shares	Value
INVESTMENT COMPANIES - 3.7%
Eaton Vance Senior Floating-Rate Fund	16,534	236,436
Pioneer Floating Rate Trust	25,000	$344,250
Van Kampen Senior Income Trust	40,500	234,090
TOTAL INVESTMENT COMPANIES (Cost $973,649)		814,776

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Northern U.S. Government Select Money Market Fund	42,850	42,850
TOTAL SHORT TERM INVESTMENTS (Cost $42,850)		42,850
Total Investments (Cost $24,977,709) (d) - 98.4%		21,798,860
Northern Institutional Liquid Assets Portfolio (e) - 34.5%		7,638,798
Liabilities in Excess of Other Assets - (32.9)%		(7,279,122)
TOTAL NET ASSETS - 100.0%		$22,158,536

(a) Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold only in transactions exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $24,978,071 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $62,961 and ($3,242,172), respectively, with a net appreciation / (depreciation) of ($3,179,211).
(e)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the value of the collateral purchased with cash, and the noncash collateral accepted are $7,301,948,
$7,638,798, and $0, respectively.
(f)	Security is considered illiquid. The aggregate value of such securities is $235,855, or 1.1% of total net assets.
(g) Security in default.
(h)	Valued in good faith under procedures adopted by the Board of Directors.
(i) All or a portion of the security is out on loan.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2008 (Unaudited)
Summit Money Market Fund	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.6%
Steers Mercury III Trust
Series FLT, 3.144%, 07/27/2008 (a) (c)	$970,158	$970,158
TOTAL ASSET BACKED SECURITIES (Cost $970,158)		970,158

CERTIFICATE OF DEPOSIT - 26.6%
Abbey National Treasury Services
2.895%, 08/20/2008	750,000	750,000
2.901%, 07/30/2008	500,000	500,000
ABN Amro
2.805%, 10/17/2008	1,700,000	1,700,025
Banca Intesa Banca Commercial
2.800%, 08/07/2008	2,000,000	2,000,000
Bank Nova Scotia
3.134%, 08/06/2008	1,600,000	1,600,000
Bank of Scotland Plc
2.850%, 07/09/2008	2,500,000	2,500,000
Barclays Bank Plc
3.150%, 07/30/2008	1,500,000	1,500,000
3.000%, 12/02/2008	2,000,000	2,000,000
3.150%, 12/08/2008	1,000,000	1,000,000
BNP Paribas
4.400%, 07/07/2008	500,000	500,001
Calyon
4.030%, 07/14/2008	500,000	500,000
3.000%, 10/22/2008	1,600,000	1,600,000
Canadian Imperial Bank
2.774%, 07/18/2008	1,300,000	1,299,882
Credit Agricole
2.700%, 09/02/2008	1,500,000	1,500,000
2.900%, 12/01/2008	1,600,000	1,600,000
3.031%, 09/25/2008 (b)	1,000,000	1,000,000
Credit Industrial
2.985%, 07/03/2008	2,200,000	2,200,001
2.930%, 07/09/2008	1,500,000	1,500,002
2.925%, 07/17/2008	1,300,000	1,300,003
3.100%, 09/25/2008	1,600,000	1,600,019
KBC Bank
2.520%, 07/22/2008	1,650,000	1,650,017
Intesa Sanpaolo SPA
2.977%, 07/13/2008	1,300,000	1,300,000
Mizuho Corp.
2.950%, 07/31/2008	2,500,000	2,500,000
Natixis Banques Populaires
2.922%, 09/06/2008	1,250,000	1,250,000
Sanpaolo IMI
2.923%, 09/05/2008	3,000,000	3,000,000
Societe Generale
2.980%, 07/07/2008	1,600,000	1,600,000
Toronto Dominion Bank
2.680%, 08/18/2008	1,000,000	1,000,342
UBS AG
4.300%, 07/08/2008	1,000,000	1,000,000
4.030%, 07/11/2008	1,300,000	1,300,011
TOTAL CERTIFICATE OF DEPOSIT (Cost $42,750,303)		42,750,303

COMMERCIAL PAPER - 45.7%
AstraZeneca Plc
2.88%, 08/20/2008 (b)	750,000	747,000
2.26%, 09/29/2008 (b)	900,000	894,915
2.35%, 10/15/2008 (b)	1,600,000	1,588,929
2.71%, 11/24/2008 (b)	800,000	791,208
BNP Paribas
2.500%, 07/01/2008	5,000,000	5,000,000
Caisse Nationale
2.85%, 07/10/2008 (b)	2,000,000	1,998,575
2.96%, 08/12/2008 (b)	1,600,000	1,594,475
Chariot Funding
2.45%, 07/10/2008 (b)	3,800,000	3,797,672
Dexia Delaware
2.73%, 07/11/2008 (b)	2,000,000	1,998,483
DNB North Bank
2.75%, 07/07/2008 (b)	1,600,000	1,599,267
General Electric Capital Corp.
2.75%, 09/19/2008 (b)	750,000	745,417
Gotham Funding
2.580%, 07/14/2008 (b)	2,000,000	1,998,137
Johnson & Johnson
2.000%, 09/04/2008 (b)	500,000	498,194
JPMorgan Chase & Co.
2.49%, 09/29/2008 (b)	1,500,000	1,490,663
KBC Financial Products International Ltd.
2.975%, 08/19/2008 (b)	1,200,000	1,195,141
Lloyds Bank
2.500%, 07/01/2008	8,000,000	8,000,000
Nestle Capital Corp.
4.300%, 10/31/2008 (b)	250,000	246,357
2.49%, 12/17/2008 (b)	500,000	494,155
Nordea NA
2.220%, 07/01/2008	3,798,000	3,798,000
Novartis Finance
2.500%, 10/06/2008 (b)	1,800,000	1,787,875
Old Line Funding
2.580%, 07/21/2008 (b)	3,000,000	2,995,700
Pfizer, Inc.
2.685%, 08/06/2008 (b)	1,000,000	997,315
2.270%, 09/23/2008	1,400,000	1,392,585
Royal Bank of Scotland
4.19%, 07/10/2008 (b)	2,000,000	1,997,905
Sanpaolo IMI
2.400%, 07/17/2008 (b)	1,600,000	1,598,293
Societe Generale
3.15%, 07/22/2008 (b)	1,000,000	998,162
3.15%, 10/22/2008 (b)	2,000,000	1,980,225
Suncorp-Metway
3.04%, 07/28/2008 (b)	4,000,000	3,990,880
Swedbank
2.95%, 07/30/2008 (b)	4,000,000	3,990,494
Thunder Bay Funding
2.58%, 07/14/2008 (b)	2,000,000	1,998,137
Toyota Motor Credit
2.25%, 10/03/2008 (b)	1,100,000	1,093,537
2.53%, 10/14/2008 (b)	1,600,000	1,588,193
Tulip Funding
2.650%, 07/08/2008 (b)	1,000,000	999,485
2.760%, 07/17/2008 (b)	1,000,000	998,773
Victory Receivables
2.620%, 08/04/2008 (b)	3,315,000	3,306,797
2.740%, 08/18/2008 (b)	1,650,000	1,643,972
2.800%, 08/18/2008 (b)	1,200,000	1,195,520
Windmill Funding
2.640%, 07/17/2008 (b)	500,000	499,413
TOTAL COMMERCIAL PAPER (Cost $73,529,849)		73,529,849

FLOATING RATE NOTES (a) - 19.7%
ANZ National Ltd.
2.916%, 07/10/2008 (b)	500,000	500,000
Australia & New Zealand Banking Group
2.892%, 09/02/2008 (b)	800,000	800,000
Banco Espanol De Credito
2.734%, 08/11/2008 (b)	1,500,000	1,500,000
Bank of America
3.208%, 07/03/2008 (b)	1,800,000	1,800,000
Bank of Scotland Plc
2.994%, 08/06/2008	475,000	475,000
BNP Paribas
2.482%, 07/26/2008 (b)	1,000,000	1,000,000
2.895%, 02/13/2009	750,000	750,000
Commonwealth Bank of Australia
2.753%, 12/18/2008	500,000	499,939
Danske Bank A/S
2.472%, 07/30/2008 (b)	1,200,000	1,200,000
DNB North Bank ASA
2.493%, 07/25/2008 (b)	3,000,000	3,000,000
Fortis Bank
2.788%, 07/18/2008	2,500,000	2,500,122
General Electric Capital Corp.
2.501%, 07/24/2008	4,000,000	4,000,000
ING Bank NV
3.059%, 07/26/2008 (b)	250,000	250,000
JPMorgan Chase & Co.
4.743%, 09/28/2008	1,800,000	1,799,930
M&I Bank
2.481%, 07/15/2008	1,000,000	1,000,000
Metropolitan Life Global Funding
3.800%, 01/20/2009	250,000	250,000
2.960%, 07/09/2008 (b)	250,000	250,000
National Australia Bank Ltd.
2.919%, 08/19/2008	750,000	750,000
3.0455%, 07/07/2008	500,000	500,000
Procter & Gamble International Funding
2.789%, 08/19/2008	250,000	250,000
Rabobank Nederland Global
2.890%, 08/11/2008 (b)	750,000	750,000
Royal Bank of Canada
2.871%, 07/15/2008 (b)	800,000	800,000
Royal Bank Scotland Plc
2.868%, 07/21/2008	3,000,000	3,000,418
Skandinaviska Enskilda Banken
2.518%, 07/18/2008	3,000,000	3,000,000
Unicredito Italiano Bank of Ireland
2.468%, 07/09/2008	1,000,000	1,000,000
TOTAL FLOATING RATE NOTES (Cost $31,625,409)		31,625,409

U.S. GOVERNMENT AGENCY ISSUES - 4.8%
Federal Home Loan Bank
4.100%, 07/22/2008 (b)	700,000	698,326
2.541%, 11/17/2008	700,000	693,081
2.708%, 02/11/2009	1,200,000	1,182,375
2.270%, 07/01/2008	1,000,000	1,000,000
2.748%, 05/12/2009	500,000	489,675
Freddie Mac
2.138%, 07/28/2008	3,750,000	3,743,700
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,807,157)		7,807,157

U.S. TREASURY OBLIGATIONS - 3.1%
United States Treasury Bills - 2.8%
6.021%, 11/20/2008	750,000	732,482
1.600%, 10/23/2008	500,000	497,467
1.690%, 11/06/2008	500,000	496,996
1.851%, 11/20/2008	750,000	744,527
2.379%, 06/04/2009	2,000,000	1,956,177
		4,427,649
U.S. Treasury Note - 0.3%
4.875%, 05/15/2009	500,000	511,654
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,939,303)		4,939,303

	Shares	Value
MONEY MARKET FUNDS - 0.0%
Northern U.S. Government Select Money Market Fund	25,399	$25,399
TOTAL MONEY MARKET FUNDS (Cost $25,399)		25,399
Total Investments (Cost $161,647,578) - 100.5%		161,647,578
Liabilities in Excess of Other Assets - (0.5)%		(735,988)
TOTAL NET ASSETS - 100.0%		$160,911,590

(a)	Variable rate security. The coupon rate shown on variable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(b)	Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if only one NRSO rates the security, by that NRSO.
(c)	Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be illiquid for not meeting the required criteria adopted by the Fund’s Board to be classified as liquid securities.
The aggregate value of such securities is $970,158 or 0.6% of total net assets.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2008 (Unaudited)
Summit Large Cap Growth Fund
		Shares	Value
COMMON STOCKS - 89.0%
Consumer Discretionary - 8.0%
Amazon.Com, Inc. (a)		110	$8,066
Comcast Corp. - Class A		310	5,881
eBay, Inc. (a)		260	7,106
Gamestop Corp. - Class A (a)		250	10,100
Gentex Corp.		640	9,242
Guess ?, Inc.		270	10,111
International Game Technology		270	6,745
Nordstrom, Inc.		170	5,151
Target Corp.		160	7,438
Viacom, Inc. (a)		370	11,300
			81,140
Consumer Staples - 8.1%
Altria Group, Inc.		190	3,906
Anheuser-Busch Companies, Inc.		90	5,591
PepsiCo, Inc.		390	24,800
Philip Morris International, Inc. (a)		210	10,372
Procter & Gamble Co.		360	21,892
Wal-Mart Stores, Inc.		290	16,298
			82,859
Energy - 11.0%
Chevron Corp.		180	17,844
Devon Energy Corp.		110	13,218
ENSCO International, Inc.		170	13,726
Helmerich & Payne, Inc.		260	18,725
National-Oilwell Varco, Inc. (a)		220	19,518
Schlumberger Ltd.		210	22,560
XTO Energy, Inc.		100	6,851
			112,442
Financials - 3.8%
American Express Co.		210	7,910
CME Group, Inc.		30	11,496
The Goldman Sachs Group, Inc.		70	12,243
Peoples United Financial, Inc.		470	7,332
			38,981
Health Care - 16.6%
Abbott Laboratories		360	19,069
Baxter International, Inc.		180	11,509
Becton, Dickinson & Co.		190	15,447
Celgene Corp. (a)		230	14,690
Genentech, Inc. (a)		210	15,939
Gilead Sciences, Inc. (a)		340	18,003
Medtronic, Inc.		190	9,833
Novartis AG - ADR		300	16,512
Stryker Corp.		230	14,463
Thermo Electron Corp. (a)		280	15,604
UnitedHealth Group, Inc.		280	7,350
Varian Medical Systems, Inc. (a)		220	11,407
			169,826
Industrials - 14.0%
3M Co.		140	9,743
BE Aerospace, Inc. (a)		270	6,288
Burlington Northern Santa Fe Corp.		100	9,989
Copart, Inc. (a)		280	11,990
FedEx Corp.		165	13,000
First Solar, Inc. (a)		30	8,185
General Electric Co.		510	13,612
Genesee & Wyoming, Inc. - Class A (a)		420	14,288
Illinois Tool Works, Inc.		150	7,126
Lockheed Martin Corp.		50	4,933
Parker Hannifin Corp.		140	9,985
Raytheon Co.		210	11,819
Roper Industries, Inc.		200	13,176
United Technologies Corp.		140	8,638
			142,772
Information Technology - 25.9%
Adobe Systems, Inc. (a)		420	16,544
Akamai Technologies, Inc. (a)		300	10,437
Apple, Inc. (a)		220	36,837
Cisco Systems, Inc. (a)		950	22,097
Dell, Inc. (a)		230	5,032
Dolby Laboratories, Inc. (a)		140	5,642
Electronic Arts, Inc. (a)		260	11,552
Google, Inc. - Class A (a)		43	22,636
Hewlett-Packard Co.		370	16,358
Intel Corp.		1,420	30,501
International Business Machines Corp.		150	17,779
Microsoft Corp.		1,400	38,514
Oracle Corp. (a)		560	11,760
Qualcomm, Inc.		240	10,649
The Western Union Co.		350	8,652
			264,990
Utilities - 1.6%
Exelon Corp.		90	8,097
FPL Group, Inc.		130	8,525
			16,622
TOTAL COMMON STOCKS (Cost $906,544)			909,632
INVESTMENT COMPANIES - 4.1%
Materials Select Sector SPDR Trust		1,010	42,147
TOTAL INVESTMENT COMPANIES (Cost $38,712)			42,147

SHORT TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
Northern Institutional Government Select Portfolio		57,923	57,923
TOTAL SHORT TERM INVESTMENTS (Cost $57,923)			57,923
Total Investments (Cost $1,003,179) (b) - 98.8%			1,009,702
Other Assets in Excess of Liabilities - 1.2%			12,754
TOTAL NET ASSETS - 100.0%			$1,022,456

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $1,003,268, and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $91,153, and ($84,719), respectively, with a net appreciation / (depreciation) of $6,434.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By:    /s/ Steven R. Sutermeister
                Steven R. Sutermeister
President and Chief Executive Officer

Date:   8/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Steven R. Sutermeister
                Steven R. Sutermeister
President and Chief Executive Officer

Date:   8/26/08

By:    /s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date:   8/20/08